UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	January 15, 2013

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	47
Form 13F Information Table Value Total:	$166,834

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      420     6414 SH       SOLE                     6414
ACUITY BRANDS                  COM              00508Y102     5947    87808 SH       SOLE                    87808
ADOBE SYSTEMS                  COM              00724F101     6117   162330 SH       SOLE                   162330
APPLE COMPUTER                 COM              037833100     1221     2295 SH       SOLE                     2295
AT&T                           COM              00206R102     5025   149075 SH       SOLE                   149075
BANK OF AMERICA                COM              060505104      277    23886 SH       SOLE                    23886
CHEVRONTEXACO                  COM              166751107      808     7468 SH       SOLE                     7468
CISCO SYSTEMS                  COM              17275R102     5050   257026 SH       SOLE                   257026
CITRIX SYSTEMS                 COM              177376100     4563    69540 SH       SOLE                    69540
COCA COLA                      COM              191216100     1344    37075 SH       SOLE                    37075
CONVERGYS GROUP                COM              212485106     5514   336025 SH       SOLE                   336025
CULLEN/FROST                   COM              229899109     4877    89859 SH       SOLE                    89859
CVS CAREMARK                   COM              126650100     6223   128708 SH       SOLE                   128708
ELECTRONIC ARTS                COM              285512109     4503   310145 SH       SOLE                   310145
EMC                            COM              268648102     5514   217936 SH       SOLE                   217936
EVOLUCIA INC.                  COM              30049B105        2    82000 SH       SOLE                    82000
EXXON MOBIL                    COM              302290101     6160    71168 SH       SOLE                    71168
GENERAL ELECTRIC               COM              369604103     6759   322033 SH       SOLE                   322033
HALLIBURTON                    COM              406216101      319     9194 SH       SOLE                     9194
IBM                            COM              459200101      766     4001 SH       SOLE                     4001
ILLINOIS TOOL                  COM              452308109     5289    86980 SH       SOLE                    86980
JACOBS ENGINEERG               COM              469814107     5464   128365 SH       SOLE                   128365
JARDEN                         COM              471109108     6687   129347 SH       SOLE                   129347
JOHNSON CONTRLS                COM              478366107     5237   170763 SH       SOLE                   170763
KIMBERLY CLARK                 COM              494368103     1049    12421 SH       SOLE                    12421
LAZARD LTD-CL A                COM              021260622     5359   179593 SH       SOLE                   179593
MICROSOFT                      COM              594918104     5316   199021 SH       SOLE                   199021
MONSANTO                       COM              61166W101     5952    62884 SH       SOLE                    62884
NIKE CLASS B                   COM              654106103     4896    94885 SH       SOLE                    94885
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PROCTER & GAMBLE               COM              742718109      272     4007 SH       SOLE                     4007
QUALCOMM                       COM              747525103     5555    89803 SH       SOLE                    89803
REGIONS FINL                   COM              7591EP100     2118   297060 SH       SOLE                   297060
SCHLUMBERGER                   COM              806857108     5066    73107 SH       SOLE                    73107
SM ENERGY CO.                  COM              78454L100     5446   104310 SH       SOLE                   104310
TARGET                         COM              87612E106     5185    87624 SH       SOLE                    87624
TEVA PHARMA                    COM              881624209     4047   108370 SH       SOLE                   108370
THERMO FISHER                  COM              883556102     5577    87445 SH       SOLE                    87445
TYSON FOODS                    COM              902494103      766    39480 SH       SOLE                    39480
VERIZON                        COM              92343V104      203     4697 SH       SOLE                     4697
WALMART                        COM              931142103     6066    88904 SH       SOLE                    88904
WALT DISNEY                    COM              254687106     5543   111322 SH       SOLE                   111322
WINDSTREAM                     COM              97381W104      445    53757 SH       SOLE                    53757
FRANKLIN INCOME FUND CL A                       353496300       66    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      614     5660 SH       SOLE                     5660
VANGUARD INSTL INDEX-INST PL                    922040209      629     4822 SH       SOLE                     4822
SCH US MID CAP ETF                              808524508     2576    92429 SH       SOLE                    92429